UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Annual Report
December 31, 2018

U.S. Global Jets ETF
Ticker: JETS

U.S. Global GO GOLD and
Precious Metal Miners ETF
Ticker: GOAU

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

U.S. Global ETFs

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

JETS 2018 Annual Report

For the 12-month period ended December 31, 2018, the U.S. Global Jets ETF (JETS) fell 13.76 percent at net asset value (“NAV”), compared to its underlying index U.S. Global JETS Index, which fell 13.19 percent. Crude oil was headed for its third straight year of price appreciation, with Brent crude up as much as 28.92 percent in early October, before prices turned sharply down. Oil ended 2018 with a loss of 24.84 percent.

At the beginning of June, the U.S. imposed 25 percent tariffs on as much as $34 billion of Chinese imports. The Asian country quickly reciprocated with tariffs of its own on U.S. goods. So far, airline companies have said they haven’t seen a slowdown in flight demand as a result of more restrictive trade, but some executives and industry leaders are warning the U.S. administration that continued trade tensions with China, the European Union (EU) and other important economies could significantly hamper growth. Plane manufacturer Boeing, in particular, expressed concerns that tariffs could affect some of its supply chain costs.

In the third quarter, airline stocks climbed even as crude oil prices rose slightly and Hurricane Florence disrupted service at a number of airports on the U.S. East Coast. Kerosene-type jet fuel prices added roughly $0.10 per gallon during the three months, or 6.4 percent, prompting some carriers, including American Airlines, Delta Air Lines, United Continental, JetBlue and WestJet, to raise baggage fees. Stewart Wingate, chief executive of London’s Gatwick Airport, told the Financial Times that he expected some smaller airlines to fall into bankruptcy during winter, due to rising fuel costs.

Like most industries, airlines had a rocky fourth quarter as a number of risk factors rattled markets, including additional monetary tightening in the U.S., a slowing global economy and concern of a partial U.S. government shutdown.

The losses appeared to extend into the new year. Delta forecast slightly slower revenue growth on economic slowdown concerns, not to mention the partial government shutdown. In its first month, the shutdown cost the U.S. aviation industry about $105 million, according to consulting firm ICF.

Investor sentiment recovered, however, after airlines reported better-than-expected full-year and fourth-quarter earnings. For 2018, United reported an impressive earnings per share (EPS) of $7.70, up 9 percent from 2017. The carrier is now projecting an EPS of between $10 and $12 for 2019, based not just on increased demand but also growing ancillary revenue. American reported stellar earnings, and CEO Doug Parker tantalized the market with exciting guidance for 2019. “At the midpoint of our guidance, 2019 diluted earnings per share, excluding special items, would increase approximately 40 percent versus 2018,” Parker said.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

In a press release dated January 23, Moody’s Investors Service stressed that although economic growth could be slowing worldwide, airlines are well-equipped financially for the next 12 to 18 months. The ratings agency writes that “the global passenger airlines industry is stable on steady operating margins, supported by higher passenger volumes, mixed growth in pricing and modestly lower fuel costs.”

If all goes according to plan in 2019, the global airline industry might very well have achieved something it’s never managed to do—that is, log 10 consecutive years of profitability. In its 2019 outlook, the International Air Transport Association (IATA) believes this will be the case, with net profits estimated at $35.5 billion, slightly ahead of 2018’s $32.3 billion.

GOAU 2018 Annual Report

The U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU) lost 10.60 percent at NAV in the 12 months ended December 31, 2018, compared to its underlying index, U.S. Global GO GOLD and Precious Metal Miners Index, which fell 9.59 percent.

The year 2018 was a watershed in the size of official gold purchases, as banks added an incredible 651.5 tonnes (worth some $27.7 billion) to their holdings, according to the World Gold Council (WGC). Not only is this a remarkable 74 percent change from 2017, but it’s also the most on record going back to 1971, when President Richard Nixon brought a formal end to the gold standard. In the final quarter of 2018 alone, central banks purchased as much as 195 tonnes, the most for any quarter on record, according to leading precious metal research firm GFMS.

Inflation climbed to a seven-year high in June, with more manufacturers paying higher prices for materials and passing those additional costs on to consumers. In the past, the price of gold has often benefited from accelerating consumer prices, as the yellow metal has traditionally been seen as a store of value.

Barrick Gold, the world’s largest producer of gold, reported a decline in second-quarter production as planned maintenance weighed on output, as expected. The gold miner produced only 1.05 million ounces in the first quarter of this year, which is the lowest amount for Barrick in 16 years. This emphasizes the notion that the world has hit “peak gold” supply, where most of gold has already been discovered and it’s become much more difficult to find new deposits.

Gold mining consolidation appeared to be accelerating, a possible signal that the industry has found a bottom. In September 2018, mining giants Barrick and Randgold Resources announced a deal worth $6.5 billion, making the world’s largest gold producer by annual output. That record stood for only four months, as Newmont Mining made public its own plan in January to buy rival Goldcorp for $10 billion.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The Canadian Imperial Bank of Commerce (CIBC) forecast that a gold deficit will emerge in 2019 “on the back of stronger demand over the next two years, primarily  from bar hoarding, net central bank buying and exchange-traded products (ETFs).” Peak production, according to the bank, will occur in 2021 at close to 34 million ounces, but then decline to under 16 million ounces by 2030. CIBC raised its gold price forecast this year to $1,350 an ounce, up from $1,300. The bank is also looking for $1,400 an ounce in 2020.

Goldman Sachs is also bullish on the metal. In a report, the investment bank maintained its overweight recommendation and raised its 12-month price forecast up from $1,350 an ounce to $1,425, a level last seen in August 2013. Goldman analysts contend that the gold price “will be supported primarily by growing demand for defensive assets, with a slower pace of Fed rate hikes in 2019 boosting demand only marginally.”

The WGC made a similar case in its 2019 outlook, predicting that global investors will “continue to favor gold as an effective diversifier and hedge against systemic risk.” The rise in protectionist policies around the world is chief among the risks since they tend to lead to higher inflation and slower economic growth over the long term, according to the WGC.

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index. The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

Earnings per share (EPS) is the portion of a company’s profit allocated to each share of common stock. Earnings per share serve as an indicator of a company’s profitability. Ancillary revenue is revenue generated from goods or services that differ from or enhance the main services or product lines of a company.

It is not possible to invest directly in an index.

The section labelled Portfolio of Investments contains a more complete list of the fund’s holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Diversification does not guarantee a profit or protect from loss in a declining market.

U.S. Global Jets ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Period Ending December 31, 2018	1 Year	(4/28/2015)
U.S. Global Jets ETF—NAV	-13.76%	3.89%
U.S. Global Jets ETF—Market	-13.84%	3.83%
U.S. Global JETS Index	-13.19%	4.46%
S&P 500® Index	-4.38%	6.94%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 28, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

U.S. Global GO GOLD and Precious Metal Miners ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Period Ending December 31, 2018	1 Year	(6/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF—NAV	-10.60%	-2.95%
U.S. Global GO GOLD and Precious Metal Miners ETF—Market	-11.89%	-2.89%
U.S. Global Go GOLD and Precious Metal Miners Index	-9.59%	-1.66%
S&P 500® Index	-4.38%	4.41%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 27, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

U.S. Global Jets ETF

PORTFOLIO ALLOCATION
As of December 31, 2018 (Unaudited)

Percent of
Industry Group	Net Assets
Airlines	88.4%
Aerospace & Defense	7.0
Miscellaneous Manufacturing	2.9
Short-Term Investments	1.0
Engineering & Construction	0.8
Transportation	0.5
Liabilities in Excess of Other Assets	(0.6)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

PORTFOLIO ALLOCATION
As of December 31, 2018 (Unaudited)

Percent of
Industry Group	Net Assets
Mining	99.5%
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%


To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups (See Note 7).

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 98.3%

	Australia – 1.1%
223,605	Qantas Airways, Ltd.	$911,902

	Canada – 1.0%
46,722	Air Canada (a)	888,444

	China – 0.9%
914,910	Air China, Ltd.	796,844

	Finland – 1.0%
109,374	Finnair OYJ	887,859

	France – 2.1%
84,196	Air France KLM SA (a)	914,513
630	Dassault Aviation SA	873,406
		1,787,919
	Germany – 1.1%
40,490	Deutsche Lufthansa AG	913,912

	Ireland – 1.2%
13,805	Ryanair Holdings plc – ADR (a)	984,849

	Japan – 2.2%
25,315	ANA Holdings, Inc.	910,236
25,532	Japan Airlines Company, Ltd.	906,391
		1,816,627
	Mexico – 0.8%
18,518	Grupo Aeroportuario del
	Centro Norte SAB de CV – ADR	704,054

	New Zealand – 1.1%
431,118	Air New Zealand, Ltd.	897,035

	Sweden – 1.0%
377,288	SAS AB (a)	885,438

	Switzerland – 1.0%
24,429	Wizz Air Holdings plc (a)	872,464

	Turkey – 1.5%
36,247	Celebi Hava Servisi AS	434,211

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 98.3% (Continued)

	Turkey – 1.5% (Continued)
309,744	Turk Hava Yollari AO (a)	$942,840
		1,377,051
	United Kingdom – 3.2%
90,040	Dart Group plc	885,986
64,205	easyJet plc	904,284
115,575	International Consolidated Airlines Group SA	910,387
		2,700,657
	United States – 79.1%
58,270	Alaska Air Group, Inc.	3,545,730
29,549	Allegiant Travel Company	2,961,401
329,798	American Airlines Group, Inc.	10,589,813
8,229	Boeing Company	2,653,852
200,032	Delta Air Lines, Inc.	9,981,596
15,671	General Dynamics Corporation	2,463,638
91,612	Hawaiian Holdings, Inc.	2,419,473
206,793	JetBlue Airways Corporation (a)	3,321,096
78,127	SkyWest, Inc.	3,474,308
213,038	Southwest Airlines Company	9,902,006
58,905	Spirit Airlines, Inc. (a)	3,411,778
53,607	Textron, Inc.	2,465,386
122,488	United Continental Holdings, Inc. (a)	10,255,919
		67,445,996
	TOTAL COMMON STOCKS (Cost $91,141,449)	83,871,051

	PREFERRED STOCKS – 1.3%

	Brazil – 1.3%
79,041	Gol Linhas Aereas Inteligentes SA – ADR (a)	1,071,006
	TOTAL PREFERRED STOCKS (Cost $443,865)	1,071,006

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 1.0%
810,857	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 2.25%*	$810,857
	TOTAL SHORT-TERM INVESTMENTS (Cost $810,857)	810,857
	TOTAL INVESTMENTS – 100.6% (Cost $92,396,171)	85,752,914
	Liabilities in Excess of Other Assets – (0.6)%	(522,732)
	NET ASSETS – 100.0%	$85,230,182

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 99.5%

	Australia – 13.3%
87,766	Evolution Mining, Ltd.	$228,109
14,591	Newcrest Mining, Ltd.	224,042
108,315	OceanaGold Corporation	395,113
804,222	Perseus Mining, Ltd. (a)	237,910
107,577	Saracen Mineral Holdings, Ltd. (a)	222,011
64,161	St Barbara, Ltd.	212,401
		1,519,586
	Canada – 60.1%
162,647	B2Gold Corporation (a)	474,929
23,202	Barrick Gold Corporation	314,155
52,575	Detour Gold Corporation (a)	444,030
171,626	Dundee Precious Metals, Inc. (a)	452,574
97,009	Fortuna Silver Mines, Inc. (a)	353,113
14,916	Franco-Nevada Corporation	1,046,656
13,242	Kirkland Lake Gold, Ltd.	345,484
410,499	New Gold, Inc. (a)	310,666
170,510	SEMAFO, Inc. (a)	368,447
156,422	Silvercorp Metals, Inc.	328,486
27,000	SSR Mining, Inc. (a)	326,430
48,785	Torex Gold Resources, Inc. (a)	464,193
109,840	Wesdome Gold Mines, Ltd. (a)	356,425
64,622	Wheaton Precious Metals Corporation	1,262,068
		6,847,656
	China – 2.6%
243,709	China Gold International
	Resources Corporation, Ltd. (a)	293,802

	Russian Federation – 1.7%
110,589	Highland Gold Mining, Ltd.	199,877

	South Africa – 8.0%
22,981	African Rainbow Minerals, Ltd.	227,375
5,800	Anglo American Platinum, Ltd.	216,854
264,179	Harmony Gold Mining Company, Ltd. – ADR (a)	472,879
		917,108

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.5% (Continued)

	Tanzania – 1.8%
86,428	Acacia Mining plc (a)	$201,925

	United Kingdom – 1.8%
100,659	Hochschild Mining plc	200,212

	United States – 10.2%
13,606	Royal Gold, Inc.	1,165,354
	TOTAL COMMON STOCKS (Cost $10,816,172)	11,345,520

	SHORT-TERM INVESTMENTS – 0.9%
101,322	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 2.25%*	101,322
	TOTAL SHORT-TERM INVESTMENTS (Cost $101,322)	101,322
	TOTAL INVESTMENTS – 100.4% (Cost $10,917,494)	11,446,842
	Liabilities in Excess of Other Assets – (0.4)%	(48,699)
	NET ASSETS – 100.0%	$11,398,143

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
ASSETS
Investments in securities, at value*	$85,752,914	$11,446,842
Dividends and interest receivable	55,498	10,516
Total assets	$85,808,412	$11,457,358

LIABILITIES
Distribution payable	533,507	53,680
Management fees payable	44,723	5,535
Total liabilities	578,230	59,215

NET ASSETS	$85,230,182	$11,398,143

Net assets consist of:
Paid-in capital	$95,011,343	$12,466,473
Total distributable earnings/(accumulated deficit)	(9,781,161)	(1,068,330)
Net assets	$85,230,182	$11,398,143

Net asset value:
Net assets	$85,230,182	$11,398,143
Shares outstanding^	3,050,000	1,000,000
Net asset value, offering and
redemption price per share	$27.94	$11.40
* Identified cost:
Investments in securities	$92,396,171	$10,917,494

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
INCOME
Dividends*	$1,135,352	$119,661
Interest	5,856	587
Total investment income	1,141,208	120,248

EXPENSES
Management fees	585,753	66,318
Total Expenses	585,753	66,318
Net investment income (loss)	555,455	53,930

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,447,161	(1,471,005)
Foreign currency	(44,243)	(17,770)
Change in unrealized appreciation (depreciation) on:
Investments	(17,533,595)	208,330
Foreign currency	5,686	14
Net realized and unrealized
gain (loss) on investments	(15,124,991)	(1,280,431)
Net increase (decrease) in net assets
resulting from operations	$(14,569,536)	$(1,226,501)

*	Net of foreign taxes withheld of $36,267, and $11,067, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
OPERATIONS
Net investment income (loss)	$555,455	$496,385
Net realized gain (loss) on investments	2,402,918	8,541,987
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	(17,527,909)	4,114,941
Net increase (decrease) in net assets
resulting from operations	(14,569,536)	13,153,313

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(533,507)	(1,637,457	)*
Total distributions to shareholders	(533,507)	(1,637,457)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,345,060	58,846,360
Payments for shares redeemed	(23,343,805)	(31,751,445)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(3,998,745)	27,094,915
Net increase (decrease) in net assets	$(19,101,788)	$38,610,771

NET ASSETS
Beginning of year	$104,331,970	$65,721,199
End of year	$85,230,182	$104,331,970	**

(a)  Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
	Shares	Shares
Subscriptions	600,000	1,900,000
Redemptions	(750,000)	(1,050,000)
Net increase (decrease)	(150,000)	850,000

*	Distribution is derived from $452,433 in net investment income and $1,185,024 of capital gains.
**	Includes undistributed net investment income of $1,250.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31, 2018	December 31, 2017*
OPERATIONS
Net investment income (loss)	$53,930	$14,881
Net realized gain (loss) on investments	(1,488,775)	(109,716)
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	208,344	321,020
Net increase (decrease) in net assets
resulting from operations	(1,226,501)	226,185

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(53,680)	(14,801	)**
Total distributions to shareholders	(53,680)	(14,801)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,792,305	10,674,635
Payments for shares redeemed	—	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,792,305	10,674,635
Net increase (decrease) in net assets	$512,124	$10,886,019

NET ASSETS
Beginning of year/period	$10,886,019	$—
End of year/period	$11,398,143	$10,886,019	***

(a)  Summary of capital share transactions is as follows:

	Year Ended	Period Ended
	December 31, 2018	December 31, 2017*
	Shares	Shares
Subscriptions	150,000	850,000
Redemptions	—	—
Net increase (decrease)	150,000	850,000

*	Fund commenced operations on June 27, 2017. The information presented is the period from June 27, 2017 to December 31, 2017.
**	Distribution is derived entirely from net investment income for the Fund.
***	Includes undistributed net investment income of $275.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015(1)
Net asset value,
beginning of year/period	$32.60	$27.97	$24.86	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.18	0.16	0.18	0.06
Net realized and unrealized
gain (loss) on investments
and foreign currency(6)	(4.67)	4.98	3.09	(0.16)
Total from
investment operations	(4.49)	5.14	3.27	(0.10)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.15)	(0.14)	(0.16)	(0.04)
Capital gains	(0.02)	(0.37)	—	—
Total distributions	(0.17)	(0.51)	(0.16)	(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees	—	—	—	0.00	(7)

Net asset value,
end of year/period	$27.94	$32.60	$27.97	$24.86

Total return	-13.76%	18.40%	13.15%	-0.39	%(3)

SUPPLEMENTAL DATA
Net assets at end
of year/period (000’s)	$85,230	$104,332	$65,721	$52,196

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income
(loss) to average net assets	0.57%	0.53%	0.75%	0.37	%(4)

Portfolio turnover rate(5)	33%	36%	44%	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005. See Note 6.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	December 31,	December 31,
	2018	2017(1)
Net asset value, beginning of year/period	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.06	0.03
Net realized and unrealized gain (loss) on
investments and foreign currency(6)	(1.42)	0.80
Total from investment operations	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.05)	(0.02)
Total distributions	(0.05)	(0.02)
Net asset value, end of year/period	$11.40	$12.81

Total return	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA
Net assets at end of year/period (000’s)	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.49%	0.43	%(4)

Portfolio turnover rate(5)	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their Investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,871,051	$—	$—	$83,871,051
Preferred Stocks	1,071,006	—	—	1,071,006
Short-Term Investments	810,857	—	—	810,857
Total Investments
in Securities	$85,752,914	$—	$—	$85,752,914

^ See Schedule of Investments for breakout of investments by country.

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,345,520	$—	$—	$11,345,520
Short-Term Investments	101,322	—	—	101,322
Total Investments
in Securities	$11,446,842	$—	$—	$11,446,842

^ See Schedule of Investments for breakout of investments by country.

For the year ended December 31, 2018, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds normally are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings/	Paid-In
	(Accumulated Deficit)	Capital
U.S. Global Jets ETF	$(4,602,920)	$4,602,920
U.S. Global GO GOLD and
Precious Metal Miners ETF	$467	$(467)

During the year ended December 31, 2018, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $4,602,920 and $0 respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in each Fund’s financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

During the year ended December 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$33,037,198	$32,567,707
U.S. Global GO GOLD and
Precious Metal Miners ETF	14,307,719	14,290,229

During the year ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended December 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$19,494,259	$23,450,094
U.S. Global GO GOLD and
Precious Metal Miners ETF	1,799,003	—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2018 were as follows:

		U.S. Global
		GO GOLD
	U.S. Global	and Precious
	Jets ETF	Metal Miners ETF
Tax cost of investments	$93,263,976	$10,952,837
Gross tax unrealized appreciation	$6,906,253	$909,297
Gross tax unrealized depreciation	(14,417,277)	(415,276)
Total unrealized appreciation/(depreciation)	(7,511,024)	494,021
Undistributed ordinary income	67,939	—
Undistributed long term capital gains	—	—
Total accumulated gain/(loss)	67,939	—
Other accumulated gain/(loss)	(2,338,076)	(1,562,351)
Distributable earnings/(accumulated deficit)	$(9,781,161)	$(1,068,330)

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

At December 31, 2018, the Funds deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2018, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
U.S. Global Jets ETF	$1,721,381	$616,695
U.S. Global GO GOLD and
Precious Metal Miners ETF	1,554,600	7,751

The tax character of distributions paid by the Funds during the year ended December 31, 2018 was as follows:

	Ordinary	Capital
	Income	Gains
U.S. Global Jets ETF	$533,507	$—
U.S. Global GO GOLD and
Precious Metal Miners ETF	53,680	—

The tax character of distributions paid by the Funds during the fiscal periods ended December 31, 2017 was as follows:

	Ordinary	Capital
	Income	Gains
U.S. Global Jets ETF	$1,538,952	$98,505
U.S. Global GO GOLD and
Precious Metal Miners ETF	14,801	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and,

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase, or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such a fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction fees received during the period. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Nets Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Airline Companies Risk. The U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the four periods in the period then ended for U.S. Global Jets ETF, and the financial highlights for each of the two periods in the period then ended for U.S. Global GO GOLD and Precious Metal Miners ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 28, 2019

U.S. Global ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	45	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	45	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since	Artisan Partners Limited		Funds (9
		2018	Partnership (investment		portfolios)
			adviser) (2000–2013);		(since 2018).
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment
		Chairman	Management (2011–2013).
since
2013

U.S. Global ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since 2019	Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended December 31, 2018 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period(1)
Actual	$1,000.00	$ 972.30	$2.98
Hypothetical (5% annual	$1,000.00	$1,022.18	$3.06
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period(2)
Actual	$1,000.00	$ 900.40	$2.87
Hypothetical (5% annual	$1,000.00	$1,022.18	$3.06
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

U.S. Global ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 4, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement between U.S. Global Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the U.S. Global Jets ETF (“JETS”) and the U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU” and each of JETS and GOAU, a “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to each Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of each Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement to JETS and GOAU, noting that the Adviser would continue to provide investment management services to JETS and GOAU. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to JETS and GOAU. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to JETS and GOAU, such as monitoring adherence to the Funds’ investment restrictions

U.S. Global ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding JETS’s performance as of August 31, 2018 in the Materials. The Board considered that, because JETS and GOAU are each designed to track the performance of an underlying index, the relevant consideration is the extent to which each Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended August 31, 2018, JETS had slightly underperformed its underlying index before fees and expenses. The Board noted that, for the one-year and since inception periods ended August 31, 2018, GOAU had underperformed its underlying index before fees and expenses. The Board considered that such underperformance was likely due to the trading costs incurred in the management of a portfolio of global equity securities.

Cost of Services Provided and Economies of Scale.  The Board reviewed the expense ratio for JETS and compared it to the universe of Miscellaneous Sector ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for JETS was slightly below the median of its Category Peer Group.

The Board reviewed the expense ratio for GOAU and compared it to the universe of Commodities Precious Metals ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for GOAU was identical to the median of its Category Peer Group.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning a Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to JETS and GOAU. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

U.S. Global ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	95.72%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2018 was as follows:

U.S. Global Jets ETF	92.24%
U.S. Global GO GOLD and Precious Metal Miners ETF	22.78%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

US Global Jets ETF	13.64%
US Global GO GOLD and Precious Metal Miners ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

U.S. Global ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

Adviser & Index Provider
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF
Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

U.S. Global Jets ETF
	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF
	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

U.S. Global Jets ETF
	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

U.S. Global GO GOLD and Precious Metal Miners ETF
	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

U.S. Global Jets ETF
Non-Audit Related Fees	FYE 12/31/2018	FYE 12/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF
Non-Audit Related Fees	FYE 12/31/2018	FYE 12/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date    March 6, 2019

By (Signature and Title)*       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    March 6, 2019